Related party balances and transactions - Time deposits with related parties (Details) - Other related parties - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Time deposits
Related party balances and transactions
Nominal value	$ 50.0	$ 15.0
Time deposits maturing on January 2027
Related party balances and transactions
Interest rate	5.00%	5.00%
Nominal value	$ 10.0	$ 10.0
Time deposits maturing on February 2028
Related party balances and transactions
Interest rate	5.00%
Nominal value	$ 20.0
Time deposits maturing on July 2028
Related party balances and transactions
Interest rate	4.75%
Nominal value	$ 10.0
Time deposits maturing on August 2025
Related party balances and transactions
Interest rate		9.60%
Nominal value		$ 5.0
Time deposits maturing on August 2028, one
Related party balances and transactions
Interest rate	5.00%
Nominal value	$ 5.0
Time deposits maturing on August 2028, two
Related party balances and transactions
Interest rate	10.50%
Nominal value	$ 5.0